Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory, Net [Abstract]
Raw materials		$ 1,657	$ 919
Finished goods including machinery		507	422
Total	$ 3,664	$ 2,164	$ 1,341